Shareholders' equity - Antidilutive Securities Excluded From the Calculation (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Anti-dilutive securities (in shares)	1,156	0
Discontinued operations
Statement Line Items [Line Items]
Anti-dilutive securities (in shares)	1,156	1,657